Shareholder Fees	Jun. 25, 2026 USD ($)
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0